SCUDDER
                                                                     INVESTMENTS

Supplement to the currently effective Class A, B, C and, as applicable, Class R prospectuses of each of the listed funds:


Scudder 21st Century Growth Fund                                Scudder Large Company Growth Fund
Scudder Aggressive Growth Fund                                  Scudder Large Company Value Fund
Scudder Blue Chip Fund                                          Scudder Managed Municipal Bond Fund
Scudder California Tax-Free Income Fund                         Scudder Massachusetts Tax-Free Fund
Scudder Capital Growth Fund                                     Scudder Micro Cap Fund
Scudder Contrarian Fund                                         Scudder Mid Cap Fund
Scudder-Dreman High Return Equity Fund                          Scudder New York Tax-Free Income Fund
Scudder-Dreman Small Cap Value Fund                             Scudder Pathway Series -- Conservative Portfolio
Scudder Dynamic Growth Fund                                     Scudder Pathway Series -- Growth Portfolio
Scudder Fixed Income Fund                                       Scudder Pathway Series -- Moderate Portfolio
Scudder Flag Investors Communications Fund                      Scudder PreservationPlus Income Fund
Scudder Flag Investors Equity Partners Fund                     Scudder RREEF Real Estate Securities Fund
Scudder Flag Investors Value Builder Fund                       Scudder S&P 500 Stock Fund
Scudder Florida Tax-Free Income Fund                            Scudder Select 500 Fund
Scudder Global Biotechnology Fund                               Scudder Short Duration Fund
Scudder Global Fund                                             Scudder Short-Term Bond Fund
Scudder Growth Fund                                             Scudder Small Cap Fund
Scudder Growth and Income Fund                                  Scudder Small Company Stock Fund
Scudder Health Care Fund                                        Scudder Small Company Value Fund
Scudder High Income Fund                                        Scudder Strategic Income Fund
Scudder High Income Opportunity Fund                            Scudder Tax Advantaged Dividend Fund
Scudder High Yield Tax-Free Fund                                Scudder Technology Fund
Scudder Income Fund                                             Scudder Technology Innovation Fund
Scudder Intermediate Tax/AMT Free Fund                          Scudder Top 50 US Fund
Scudder International Fund                                      Scudder U.S. Government Securities Fund
Scudder Japanese Equity Fund


The following information supplements each of the above-listed funds' currently effective Class A,B,C and, as applicable, Class R prospectuses:

Effective March 1, 2004, the 1.00% front-end sales charge (load) imposed on purchases of Class C shares of the fund (as reflected in the fee table in the fund's prospectus) will be eliminated. Class C shares of the fund will be offered at net asset value. Class C shares will continue to be subject to a contingent deferred sales charge of 1.00% (for shares sold within one year of purchase) and Rule 12b-1 fees, as described in each prospectus. [



March 1, 2004
SMF-3617